CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,616,179)	$ (1,795,789)	$ (2,026,437)	$ (1,884,794)	$ (563,981)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	194,260	150,751	203,775	158,286	88,656
Provision (recovery) for losses on accounts receivable	(34,700)	0	57,600	20,600	6,658
Provision (recovery) for inventory reserve	0	5,800	(26,800)	3,300	(66,500)
Stock-based compensation	(8,105)	232,828	195,545	444,374	197,086
Non-cash interest expense	0	6,100
Changes in operating assets and liabilities
Short-term investments	(202)	(4,497)	(4,776)	(3,428)	0
Accounts receivable	433,931	(538,435)	(1,358,611)	368,491	331,581
Inventory	(961,185)	(1,483,876)	(760,836)	(1,247,871)	154,351
Unbilled revenue	(140,081)	0
Due from related party	55,837	(141,725)	243,902	(201,509)	(98,230)
Prepaid expenses and other current assets	(127,673)	(332,751)	(290,130)	(27,613)	6,465
Other assets	(33,000)	0	(4,000)	0	(2,481)
Increase (decrease) in:
Accounts payable	1,746,631	93,426	338,796	106,808	417,376
Accrued expenses	283,355	(123,372)	80,459	(95,462)	(22,138)
Deferred revenue	270,954	329,771	127,523	(18,137)	(76,439)
Due to related party	396,328	0	0	0	(4,133)
Interest payable, related party	72,553	47,306	71,208	(32,665)	(26,401)
Net cash provided by (used in) operating activities	(1,467,276)	(3,554,463)	(3,152,782)	(2,409,620)	341,870
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(163,824)	(172,587)	(219,711)	(115,186)	(195,955)
Purchases of intangible assets	(332,862)	(92,965)	(164,296)	(38,747)	(113,499)
Cash paid for asset acquisition	(497,800)	0
Purchases of short-term investments	0	506,345	0	(680,000)	0
Sale of short-term investments	182,061	0	506,345	85,000	679,747
Net cash provided by (used in) investing activities	(812,425)	240,793	122,338	(748,933)	370,293
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments from issuance of receivable from shareholder			0	0	(345,000)
Payments made on demand notes payable, related party			0	0	(422,568)
Proceeds from payments on receivable from shareholder			105,000	0	0
Proceeds from issuance of demand notes payable	1,200,000	0	300,000	750,000	0
Proceeds from sale of common stock, net of costs			680,000	3,610,993	1,211,249
Proceeds from issuance of restricted stock	0	480,000	0	453	49,895
Purchase of stock options			0	(12,500)	0
Purchase of unvested restricted stock	(350)	0	(337)	0	0
Proceeds from exercise of warrants			0	0	142,500
Proceeds from sale of subsidiary common stock	0	500,000	500,000	0	0
Net cash provided by (used in) financing activities	1,199,650	980,000	1,584,663	4,348,946	636,076
Net increase (decrease) in cash and cash equivalents	(1,080,051)	(2,333,670)	(1,445,781)	1,190,393	1,348,239
Cash and cash equivalents, beginning of the period	1,572,785	3,018,566	3,018,566	1,828,173	479,934
Cash and cash equivalents, end of the period	492,734	684,896	1,572,785	3,018,566	1,828,173
Cash paid for asset acquisition:
Inventory	17,400	0
Property and equipment	199,530	0
Intangible assets	240,000	0
Goodwill	40,870	0
Non-cash investing and financing activities:
Conversion of redeemable common stock to common stock			0	500,000	0
Conversion of accrued convertible debenture interest to common stock			6,100	72,959	0
Conversion of related party notes to common stock			100,000	0	0
Settlement of shareholder receivable			240,000	0	0
Interest paid	$ 7,235	$ 0	$ 0	$ 0	$ 63,139